Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued compensation and benefits	$ 1,666	$ 1,486	$ 476
Excise and property taxes payables	6,701	6,446	3,768
Interest and commitment fee payable	393	64	3,257
Reserve for settlement for non-accredited investors	185	282	872
Accrued Monarch legal settlement	1,314	1,314	1,314
Accrued professional services	4,121	3,555	2,392
Other accrued liabilities	921	1,593	1,120
Total accrued expenses	$ 15,301	$ 14,740	$ 13,199